Investment Portfolioas of December 31, 2024 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 13.8%
Entertainment 4.4%
Live Nation Entertainment, Inc.*	124,868	16,170,406
Netflix, Inc.*	44,606	39,758,220
ROBLOX Corp. "A"*	198,687	11,496,030
Spotify Technology SA*	67,723	30,297,916
		97,722,572
Interactive Media & Services 8.4%
Alphabet, Inc. "A"	318,124	60,220,873
Alphabet, Inc. "C"	289,951	55,218,268
Meta Platforms, Inc. "A"	124,701	73,013,683
		188,452,824
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.	105,517	23,290,767
Consumer Discretionary 8.7%
Broadline Retail 5.1%
Amazon.com, Inc.*	526,160	115,434,243
Hotels, Restaurants & Leisure 0.9%
DraftKings, Inc. "A"*	300,611	11,182,729
Planet Fitness, Inc. "A"*	95,214	9,413,808
		20,596,537
Household Durables 0.5%
SharkNinja, Inc.*	118,965	11,582,432
Specialty Retail 1.7%
Burlington Stores, Inc.*	39,149	11,159,814
Home Depot, Inc.	67,572	26,284,832
		37,444,646
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc.*	28,173	10,773,637
Consumer Staples 1.4%
Beverages 0.3%
Constellation Brands, Inc. "A"	30,090	6,649,890
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	27,432	25,135,119
Financials 8.9%
Capital Markets 1.8%
Intercontinental Exchange, Inc.	167,992	25,032,488
Moody's Corp.	32,681	15,470,205
		40,502,693

Consumer Finance 0.7%
American Express Co.	47,578	14,120,674
Financial Services 3.6%
Mastercard, Inc. "A"	96,132	50,620,227
Visa, Inc. "A"	94,867	29,981,767
		80,601,994
Insurance 2.8%
Progressive Corp.	264,444	63,363,427
Health Care 11.4%
Biotechnology 1.3%
Exact Sciences Corp.*	219,864	12,354,158
Vertex Pharmaceuticals, Inc.*	44,318	17,846,859
		30,201,017
Health Care Equipment & Supplies 4.7%
Boston Scientific Corp.*	317,825	28,388,129
Cooper Companies, Inc.*	154,188	14,174,503
Dexcom, Inc.*	214,021	16,644,413
Intuitive Surgical, Inc.*	42,335	22,097,177
Stryker Corp.	70,083	25,233,384
		106,537,606
Health Care Providers & Services 1.1%
UnitedHealth Group, Inc.	46,864	23,706,623
Life Sciences Tools & Services 2.6%
Danaher Corp.	69,832	16,029,936
Stevanato Group SpA (a)	350,479	7,636,937
Thermo Fisher Scientific, Inc.	66,133	34,404,370
		58,071,243
Pharmaceuticals 1.7%
Eli Lilly & Co.	26,090	20,141,480
Zoetis, Inc.	105,657	17,214,695
		37,356,175
Industrials 5.7%
Aerospace & Defense 0.5%
TransDigm Group, Inc.	9,653	12,233,054
Building Products 0.4%
Trex Co., Inc.*	131,315	9,064,674
Construction & Engineering 0.8%
Quanta Services, Inc.	59,489	18,801,498
Electrical Equipment 2.1%
AMETEK, Inc.	140,565	25,338,247
Eaton Corp. PLC	65,586	21,766,026
		47,104,273
Ground Transportation 0.9%
Uber Technologies, Inc.*	326,860	19,716,195

Professional Services 1.0%
TransUnion	120,858	11,204,745
Verisk Analytics, Inc.	38,036	10,476,256
		21,681,001
Information Technology 47.2%
IT Services 2.7%
Accenture PLC "A"	65,429	23,017,268
Cloudflare, Inc. "A"*	103,692	11,165,554
Globant SA*	74,697	16,016,531
MongoDB, Inc.*	40,204	9,359,893
		59,559,246
Semiconductors & Semiconductor Equipment 14.8%
Analog Devices, Inc.	46,327	9,842,634
Applied Materials, Inc.	86,400	14,051,232
Broadcom, Inc.	207,841	48,185,858
NVIDIA Corp.	1,855,847	249,221,695
Texas Instruments, Inc.	61,559	11,542,928
		332,844,347
Software 20.2%
Adobe, Inc.*	46,833	20,825,698
Box, Inc. "A"*	478,114	15,108,402
Confluent, Inc. "A"*	223,965	6,262,061
CyberArk Software Ltd.*	71,492	23,817,560
Dynatrace, Inc.*	362,899	19,723,561
Guidewire Software, Inc.*	102,214	17,231,236
Intuit, Inc.	32,463	20,402,996
Microsoft Corp.	506,941	213,675,632
Salesforce, Inc.	84,937	28,396,987
ServiceNow, Inc.*	38,985	41,328,778
Synopsys, Inc.*	76,715	37,234,392
Workiva, Inc.*	75,595	8,277,653
		452,284,956
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc.	852,487	213,479,795
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	53,410	13,738,654
Real Estate 1.7%
Industrial REITs 0.5%
Prologis, Inc.	107,293	11,340,870
Real Estate Management & Development 0.7%
CBRE Group, Inc. "A"*	59,281	7,783,002
CoStar Group, Inc.*	108,703	7,782,048
		15,565,050
Specialized REITs 0.5%
Equinix, Inc.	11,861	11,183,619
Total Common Stocks (Cost $713,539,194)		2,230,141,351

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (b) (c) (Cost $201,102)	201,102	201,102

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.52% (b) (Cost $16,187,391)	16,187,391	16,187,391

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $729,927,687)	100.1	2,246,529,844
Other Assets and Liabilities, Net	(0.1)	(1,923,129)
Net Assets	100.0	2,244,606,715
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (b) (c)
3,498,374	—	3,297,272 (d)	—	—	769	—	201,102	201,102
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.52% (b)
6,439,741	53,287,893	43,540,243	—	—	188,278	—	16,187,391	16,187,391
9,938,115	53,287,893	46,837,515	—	—	189,047	—	16,388,493	16,388,493

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $199,182, which is 0.01% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,230,141,351	$—	$—	$2,230,141,351
Short-Term Investments (a)	16,388,493	—	—	16,388,493
Total	$2,246,529,844	$—	$—	$2,246,529,844

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH1
R-080548-3 (1/27)